Commitments and Contingencies (Details Narrative) (10-K) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 02, 2019	Jul. 12, 2018	Dec. 31, 2018	Feb. 28, 2018	Dec. 31, 2019	Mar. 31, 2019
CFTC [Member]
Loss contingency fine amount				$ 150,000		$ 90,000
Kuvera, LLC [Member]
Wages claim amount		$ 6,500
Damages seeking value		$ 20,000
Settlement amount			$ 1,500
Fibernet Corp [Member]
Settlement amount					$ 35,160
Fibernet Corp [Member] | June 2019 [Member]
Settlement amount						$ 35,160
Settlement Agreement [Member]
Donation to charity	$ 5,000